RELATED PARTY TRANSACTIONS (Amounts Due from Related Parties) (Details) - CNY (¥)		Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 216,334,179	¥ 52,021,096
Expedia and its affiliates [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]		¥ 34,002,981
Ctrip and its affiliates [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[2]	¥ 96,996,695
Plateno and its affiliated hotels [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]	322,873
Tencent and its affiliates [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[4]	28,460,064	¥ 16,952,232
Qunar and its affiliates [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[5]	90,550,547
Others [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 4,000	¥ 1,065,883

[1]	The Group entered into a series of collaboration agreements with Expedia and its affiliates for cooperation in the accommodation reservation business, transportation ticketing business and advertising services. Pursuant to these agreements, the Group was entitled (1) to receive revenue sharing from Expedia and its affiliates for accommodation reservation business and transportation ticketing business; (2) to earn revenue for the advertising services rendered to Expedia and its affiliates; and (3) to receive payments from Expedia in return for the Group's waiver of certain non-competition covenants of Expedia. As described in Note 1, on May 22, 2015, Expedia sold all of its equity interest in the Group to the Purchasers. Upon the completion of this transaction, all designees of Expedia resigned from the board of directors of the Company. As a result, Expedia and its affiliates ceased to be related parties of the Group.
[2]	Beginning when C-Travel became a shareholder of the Company in May 2015, the Company entered into a series of business collaboration agreements with affiliates of Ctrip pursuant to which (1) the Company distributes travel products provided by Ctrip's affiliates and receives a share of the Ctrip affiliates' commissions for the travel products; and (2) Ctrip distributes travel products provided by the Company and receives a share of the Company's commissions for the travel products.
[3]	Both before and after May 22, 2015, when Plateno became a shareholder of the Company, the Group entered into a series of distribution agreements with hotels affiliated with Plateno, which is an affiliate of Ocean Imagination L.P. Pursuant to these agreements, the Group provides accommodation reservation services to the hotels affiliated with Plateno and receives commissions from them for accommodation reservations booked through the Group.
[4]	The Group has entered into a series of commercial agreements with Tencent and its affiliates, including for the sale of the Group's hotel inventory on Tencent's e-commerce platform, advertising on Tencent's search engine and other online properties, payment processing on Tencent's payment process platform and marketing cooperation. The majority of the amount due from Tencent and its affiliates represents the balances paid online by customers but held by Tencent's e-commerce platform, which were in transition to the Group's bank accounts as of December 31, 2014 and 2015, respectively.
[5]	On October 26, 2015, Ctrip completed a share exchange transaction with Baidu, Inc, pursuant to which Ctrip acquired ordinary shares of Qunar Cayman Islands Limited ("Qunar") representing 45% of the voting equity of Qunar. As such, since October 27, 2015, Qunar and its affiliates have been related parties of the Group. As of December 31, 2015, the balance of amounts due from Qunar and its affiliates represents the value of unused Qunar advertising credit belonging to the Group (see Note 11). Transactions between Qunar and its affiliates and the Group between October 26, 2015 and December 31, 2015 were not material.